Investment Projects - Additional Information (Detail) $ in Thousands	Jul. 21, 2017 t	Dec. 31, 2021 ARS ($)
Disclosure of detailed information about investment property [line items]
New cement plant capacity per day | t	5,800
Investment property | $		$ 38,999,982